RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Balances with Related Party
	December 31,
	2015	2014
Due to related party:
Ossen Material Research	$65,769	$69,469
	$65,769	$69,469

	December 31,
	2015	2014
Due to shareholder:
Dr. Tang	$282,499	$100,000
	$282,499	$100,000

Summary of Related Party Transactions

		December 31,
		2015	2014	2013
	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$5,186,623	$813,536	$4,035,969
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	$2,515,520	$1,627,075	$1,937,265
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$4,159,157	$5,694,761	$3,228,775
Ossen Material Research	Ossen Material Research provided guarantee for the notes payable issued by the Company	$-	$14,806,378	$3,228,775
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$32,348,999	$4,881,224	$4,843,162
	The Company provided guarantee for the notes payable issued by Ossen Material Research	$12,323,428	$-	$-
	Ossen Material Research sold raw materials to the Company	$-	$-	$2,056,102

SOI	SOI provided guarantee for the short-term bank loans borrowed by the Company	$-	$1,627,075	$-
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$3,254,149	$-

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$2,515,520	$1,627,075	$1,937,265
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai	$7,702,143	$-	$-
	The Company provided guarantee for the notes payable issued by Ossen Shanghai	$1,540,429	$-	$-

	Zhaoyang purchased products from the Company	$-	$-	$5,148,724

Zhaoyang	Shanghai Zhaoyang New Metal Material Co., Ltd. (“Zhaoyang”) was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$16,944,714	$15,457,208	$11,300,712

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$34,081,982	$21,314,676	$17,550,330